UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  04/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Palantir Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited)
	Shares			Value

			COMMON STOCK - 80.0%
			AGRICULTURE - 13.4%
	250,000	*	AgFeed Industries, Inc. **	$ 1,075,000
	1,196,000		Chaoda Modern Agriculture Holdings Ltd.	1,367,405
	1,002,000		China Green Holdings Ltd.	1,167,948
	2,910,000		Golden Agri-Resources Ltd.	1,229,253
	400	*	Seaboard Corp.	584,004
				5,423,610
			COAL - 1.9%
	40,000		Patriot Coal Corp. **	787,600

			FINANCIALS - 13.5%
	15,000	*	Berkshire Hathaway, Inc. **	1,155,000
	600,000		Endeavour Financial Corp. **	1,387,489
	65,000	*	Ezcorp, Inc. **	1,346,150
	302,013		Tetragon Financial Group Ltd.	1,576,978
				5,465,617
			GOLD - 12.9%
	40,000		Franco-Nevada Corp.	1,154,264
	250,000	*	New Gold, Inc. **	1,462,500
	150,000	*	Novagold Resources, Inc. **	1,327,500
	25,000	*	Royal Gold, Inc.	1,279,500
				5,223,764
			HEALTHCARE - PRODUCTS - 4.7%
	30,000		Martek Biosciences Corp. **	660,900
	85,000	*	Synovis Life Technologies, Inc. **	1,258,000
				1,918,900
			INDUSTRIALS - 7.9%
	10,000		Fanuc Ltd.	1,176,662
	80,000		NCI Building Systems, Inc. **	1,102,400
	35,000	*	Tecumseh Products Co. **	447,300
	175,000		Zenn Motor Co., Inc. **	477,320
				3,203,682
Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)
	Shares			Value

			MINING - 4.2%
	200,000		African Minerals Ltd. **	$ 1,119,236
	1,000,000		Avion Gold Corp. **	592,944
				1,712,180
			OIL & GAS - 9.4%
	80,000	*	ATP Oil & Gas Corp. **	1,460,800
	50,000	*	Enerplus Resources Fund	1,217,500
	100,000	*	Pengrowth Energy Trust	1,152,000
				3,830,300
			SILVER - 4.8%
	100,000	*	Silver Wheaton Corp. **	1,952,000

			TECHNOLOGY - 5.5%
	40,000	*	Multi-Fineline Electronix, Inc. **	1,036,800
	3,131		Yahoo! Japan Corp.	1,194,542
				2,231,342
			WATER - 1.8%
	20,000	*	Pico Holdings, Inc. **	711,000

			TOTAL COMMON STOCK ( Cost - $27,872,621)	32,459,995

			EXCHANGE TRADED FUNDS - 8.0%
			EQUITY FUND - 3.7%
	70,000		iPATH S&P 500 VIX Short-Term Futures ETN **	1,482,600

			GOLD - 4.3%
	60,000		Market Vectors Junior Gold Miners ETF **	1,750,740

			TOTAL EXCHANGE TRADED FUNDS ( Cost - $2,872,886)	3,233,340

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)
	Shares			Value

			OPTIONS - 1.2%
	1,000		SPDR SPY 500 ETF Trust Sep 115 Put **	$ 500,000
			TOTAL OPTIONS ( Cost - $523,200)

			SHORT-TERM INVESTMENTS - 21.7%
			MONEY MARKET FUND - 11.9%
	4,821,374		Dreyfus Institutional Reserves Treasury Fund, to yield 0.04% ***	1,607,125
			Dreyfus Treasury Price Cash Management Fund, to yield 0.00% ***	1,607,124
			Milestone Treasury Obligation Portfolio, to yield 0.01% ***	1,607,125
				4,821,374
			US TREASURY OBLIGATIONS - 9.8%
	2,000,000	*	United States Treasury Bill 0.10% 07/22/2010	1,999,590
	2,000,000	*	United States Treasury Bill 0.09% 07/08/2010	1,999,622
				3,999,212

			TOTAL SHORT-TERM INVESTMENTS ( Cost - $8,820,586)	8,820,586

			TOTAL INVESTMENTS - 110.9% ( Cost - $40,089,293) (a)	$ 45,013,921
			OTHER LIABILITIES LESS ASSETS - (10.9%)	(4,421,261)
			NET ASSETS - 100.0%	$ 40,592,660

			SECURITIES SOLD SHORT - (19.8%)
	50,000		Bank of America Corp.	891,500
	12,000		Colgate-Palmolive Co.	1,009,200
	3,000		CurrencyShares Euro Trust	398,310
	22,000		iShares iBoxx $ High Yield Corporate Bond Fund	1,966,800
	20,000		Novartis AG	1,017,000
	25,000		Southern Copper Corp.	764,500
	50,000		SPDR Barclays Capital High Yield Bond ETF	2,009,500
			TOTAL SECURITIES SOLD SHORT (Proceeds $ 7,740,701)	8,056,810

*	All or a portion of these securities are held as collateral for securities sold short.
**	Non-income producing security.
***	Money market fund; interest rate reflects seven-day effective yield on April 30, 2010.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes (including securities sold
	short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 5,646,769
			Unrealized depreciation	(1,038,250)
			Net unrealized appreciation	$ 4,608,519

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 20,015,954	-	-	$ 20,015,954
Foreign Securities	3,612,017	8,832,024	-	12,444,041
Exchange Traded Funds	3,233,340	-	-	3,233,340
Options	500,000	-	-	500,000
Short-Term Investments		8,820,586	-	8,820,586
Total	$ 27,361,311	17,652,610	-	$ 45,013,921
Liabilities
Common Stocks, Sold Short	$ 8,056,810	-	-	$ 8,056,810
Total	$ 8,056,810	-	-	$ 8,056,810
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

06/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

06/28/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

06/28/10